INVESCO Diversified Funds, Inc.
                          INVESCO Small Company Fund

                Supplement to Prospectus dated December 1, 1996

The name of the INVESCO Small Company Fund has been changed to INVESCO Small Company Value Fund. This name change was made in order to more clearly identify the Fund's investment style. Therefore, any reference in the Prospectus to the name of the Fund is hereby changed to INVESCO Small Company Value Fund.

The date of this supplement is February 1, 1997.



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                         INVESCO Diversified Funds, Inc.
                          INVESCO Small Company Fund

   Supplement to Statement of Additional Information dated December 1, 1996

The name of the INVESCO Small Company Fund has been changed to INVESCO Small Company Value Fund. This name change was made in order to more clearly identify the Fund's investment style. Therefore, any reference in the Statement of Additional Information to the name of the Fund is hereby changed to INVESCO Small Company Value Fund.

The date of this supplement is February 1, 1997.